1940 Act
Rule 30b2-1

VIA EDGAR

September 9, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Phoenix Life Variable Accumulation Account File No. 811-03488, CIK 0000703321 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSRS with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	8/23/2013
Alger Portfolios	0000832566	8/23/2013
AllianceBernstein Variable Products Series Fund, Inc.	0000825316	8/23/2013
ALPS Variable Investment Trust	0001382990	9/6/2013
Anchor Series Trust	0000726735	9/5/2013
Calvert Variable Products, Inc.	0000743773	9/5/2013
DWS Investments VIT Funds	0001006373	8/22/2013
Federated Insurance Series	0000912577	8/27/2013
Fidelity Variable Insurance Products	0000356494	8/21/2013
Fidelity Variable Insurance Products Fund II	0000831016	8/21/2013
Fidelity Variable Insurance Products III	0000927384	8/21/2013
Fidelity Variable Insurance Products Fund V	0000823535	8/23/2013
Franklin Templeton Variable Insurance Products Trust	0000837274	8/30/2013
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	8/30/2013
Lazard Retirement Series	0001033669	9/6/2013
Lord Abbett Series Fund Inc.	0000855396	8/28/2013
Neuberger Berman Advisers Management Trust - Class S	0000736913	8/23/2013
Oppenheimer Variable Account Funds-Service Shares	0000752737	8/30/2013
PIMCO Variable Insurance Trust-Advisor Class	0001047304	8/29/2013
Rydex Variable Trust	0001064046	9/6/2013
Sentinel Variable Products Trust	0001112513	9/6/2013
Virtus Variable Insurance Trust	0000792359	9/9/2013
Wanger Advisors Trust	0000929521	8/28/2013

/s/Lois L. McGuire

Lois L. McGuire

Assistant Vice President

Phoenix Life Insurance Company